UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10057

Everest Funds

(Exact name of registrant as specified in charter)

5805 S. 86th Circle

Omaha, Nebraska 68127

 (Address of principal executive offices)

(Zip code)

Vinod Gupta

5805 S. 86th Circle

Omaha, Nebraska 68127

 (Name and address of agent for service)

Copies to:

John Baker, Esq.

 Stradley Ronon Stevens & Young, LLP

1220 19th Street, N.W., Suite 600

Washington, DC 20036

And

Greg Getts

Mutual Shareholder Services, LLC

8869 Brecksville Road, Suite C

Brecksville, OH 44141

Registrant's telephone number, including area code: (402) 593-4503

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Everest Funds

Everest America Fund

April 30, 2005

TABLE OF CONTENTS

Page
Shareholder Letter ………………………………………………………………………………..	1

Allocation of Portfolio Assets………………………………………………………………………………..	2

Performance Summary………………………………………………………………………………..	3

Schedule of Investments………………………………………………………………………………..	4-5

Statement of Assets and Liabilities………………………………………………………………………………..	6

Statement of Operations………………………………………………………………………………..	7

Statement of Changes in Net Assets………………………………………………………………………………..	8

Financial Highlights………………………………………………………………………………..	9

Notes to the Financial Statements………………………………………………………………………………..	10-14

Board Review of Advisory Agreement………………………………………………………………………………..	15-17

Expense Example………………………………………………………………………………..	18

Information About Trustees and Officers………………………………………………………………………………..	19

NOTICE TO INVESTORS

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit
Insurance Corporation or any other agency.
An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

June 2005

Dear Fellow Shareholders:

As you know, the Everest America Fund reflects our philosophy of investing in a core group of 30 to 50 S&P 500 stocks that have consistently out-performed the S&P 500 index and have solid revenues and earnings.  We are happy to report that this philosophy helped the Fund outperform the S&P 500 over the past six months by over 4.5%.

During the past six months, the economy has continued its recovery.  Job creation, inflation, and historically low interest rates point to a sustainable recovery, and this has resulted in higher reported corporate earnings and forecasts.  This should have resulted in higher market returns, but for some reason investors have stayed away.  We think that when they do come back, they will look for large-cap stocks with excellent growth prospects and reliable dividends.  With our focused and consistent approach, we are well positioned to benefit from this movement in the market.

For the six-month period ended April 30, 2005, the Everest America Fund outpaced the S&P 500 index 7.83% to 3.28%, respectively.  We attribute this strong out-performance in part to gains in oil-related companies.  Companies like Occidental Petroleum Corp. and ConocoPhillips have appreciated with the recent high oil prices and the consistent dividends they pay.  Starbucks Corp. and Aetna, Inc. are two other individual securities that have helped us outperform the market.

We have always believed in maintaining a long-term focus to investing.  We think our philosophy of investing in what we feel are solid companies with solid financials, will consistently out-perform the market over the long run.

In closing, allow us to thank all of our shareholders for your continued support.  Together we are building your financial future.

Sincerely,

Vinod Gupta

Curt Van Hill

President

Chief Investment Officer

Past performance does not guarantee future results.  Investment returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  Please refer to the “Schedule of Investments” for further information regarding Fund holdings.  Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any security.

The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund may invest in small and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  Returns shown include reinvestment of all dividends and capital gains.  You cannot invest directly in an index.

Opinions expressed are those of Everest Funds Management, LLC. as of April 30, 2005 and are subject to change, are not guaranteed and should not be considered investment advice.

The Everest America Fund
ALLOCATION OF PORTFOLIO ASSETS
As of April 30, 2005

Sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Percentages are based upon total investments, at fair value.

Everest America Fund

PERFORMANCE SUMMARY

RATE OF RETURN (%)
FOR THE PERIOD ENDED APRIL 30, 2005

		Calendar		Since Inception
Total Return	6-Month	Year To Date	1-Year	(11/01/2001)

Everest America Fund	7.83%	-0.60%	17.08%	4.65%
S & P 500 (SPX)	3.28%	-4.00%	6.34%	4.31%

Everest America Fund
Schedule of Investments as of April 30, 2005

		COMMON STOCKS	Shares	Market Value

	3.67%	Software
		Adobe Systems, Inc.	2,600	$ 154,622
		Symantec Corp. *	9,000	168,840
				323,462
	1.86%	Hardware
		Dell Computer Corp. *	4,700	163,701
				163,701
	11.72%	Healthcare
		Becton Dickinson and Co.	2,800	163,856
		Biomet, Inc.	4,400	170,236
		Quest Diagnostics Inc.	1,700	179,860
		St Jude Medical Inc. *	4,600	179,538
		Stryker Corp	3,700	179,635
		Unitedhealth Group Inc.	1,700	160,667
				1,033,792
	9.47%	Consumer Services
		Apollo Group, Inc. *	2,200	158,664
		Harrahs Entertainment Inc.	2,600	170,612
		Hilton Hotels Corp.	7,600	165,908
		Marriott International Inc.	2,500	156,875
		Starbucks Corp. *	3,700	183,224
				835,283
	3.74%	Business Services
		American Standard Co.	3,900	174,369
		Moody's Corp.	1,900	156,066
				330,435
	19.33%	Financial Services
		Aetna, Inc.	2,400	176,088
		Bank of America, Corp.	3,800	171,152
		Bear Stearns Companies, Inc.	1,800	170,388
		Golden West Financial Corp.	2,600	162,058
		Lehman Brothers Holdings Inc.	1,900	174,268
		National City, Corp.	5,100	173,196
		Prologis	4,200	166,278
		Simon Property Group Inc.	2,600	171,782
		The Chubb Corp.	2,100	171,738
		Wachovia Corp.	3,300	168,894
				1,705,842
	14.77%	Consumer Goods
		Alberto-Culver Co. Inc.	3,600	160,200
		Altria Group Inc.	2,500	162,475
		Brown Forman Corp.	3,000	166,500
		Brunswick, Corp.	3,600	151,200
		Fortune Brands Inc.	2,000	169,160
		McCormick & Co Inc.	4,800	166,032
		Reynolds American, Inc.	2,100	163,737
		YUM! Brands, Inc.	3,500	164,360
				$1,303,664
Everest America Fund
Schedule of Investments as of April 30, 2005
(Continued)

		COMMON STOCKS (Continued)	Shares	Market Value

	15.36%	Industrial Materials
		Danaher Corp.	3,400	$ 172,142
		Deere & Co.	2,600	162,604
		Dow Chemical, Co.	3,800	174,534
		Ecolab, Inc.	5,000	163,550
		ITT Industries Inc.	1,900	171,874
		PACCAR, Inc.	2,500	169,750
		Parker Hannifin Corp.	2,800	167,832
		Praxair Inc.	3,700	173,271
				1,355,557
	9.14%	Energy
		Apache, Corp.	2,900	163,241
		ChevronTexaco, Corp.	2,900	150,800
		ConocoPhillips	1,500	157,275
		Marathon Oil Corp.	3,500	162,995
		Occidental Petroleum Corp.	2,500	172,500
				806,811
	5.88%	Utilities
		Entergy Corp.	2,400	175,920
		Exelon Corp.	3,600	178,200
		Southern, Co.	5,000	164,750
				518,870

	94.94%	Total Common Stocks (Cost $7,503,434)		$ 8,377,417

		SHORT-TERM INVESTMENTS

		American Family Demand Note, 2.466% +	142,704	142,704
		Wisconsin Corporate Central Credit, 2.619% +	304,159	304,159

	5.06%	Total Short-Term Investments (Cost $446,863)		$446,863

	100.00%	Total Investments (Cost $7,950,297)		$ 8,824,280

*	Non-income producing security.

+	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of April 30, 2005.

See Notes to the Financial Statements

Everest America Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005

ASSETS:
Investments, at fair value (Cost $7,950,297)	$ 8,824,280
Cash	22,200
Dividends and interest receivable	6,065
Receivable from Investment Adviser (See Note 6)	11,454
Other assets	-
Total Assets	8,863,999

LIABILITIES:
Distribution Payable	8,975
Management Fees Payable (See Note 6)	14,324
Audit and Legal Fees Payable	8,167
Accrued expenses	3,592
Total Liabilities	35,057

NET ASSETS	8,828,942

NET ASSETS CONSIST OF:
Capital stock	9,102,025
Accumulated undistributed net investment income	4,000
Accumulated undistributed net realized gain (loss) on investments sold	(1,151,066)
Net unrealized appreciation (depreciation) on investments	873,983
Total Net Assets	8,828,942

Shares outstanding (No par value, unlimited shares authorized)	763,375

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
PRICE PER SHARE	$ 11.57

See Notes to the Financial Statements.

Everest America Fund
STATEMENT OF OPERATIONS
For the Six Months ended April 30, 2005

INVESTMENT INCOME:
Dividend income	$ 55,555
Interest income	6,113
Total investment income	61,668

EXPENSES:
Distribution fees	9,695
Advisor	38,780
Custodial fees	3,649
Audit	6,436
Blue sky	2,260
Trustee	182
Insurance	884
Legal	9,318
Miscellaneous	182
Printing and mailing	93
Registration expense	182
Transfer agent expense	393
Transfer agent fee	9,163
Total expenses before waiver and reimbursement	81,218
Less: Waiver of expenses and reimbursement from Adviser	(32,743)
Net expenses	48,475

NET INVESTMENT INCOME	13,193

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	285,089
Covered Calls	(42,647)
Change in unrealized appreciation (depreciation) on investments	232,827
Net realized and unrealized gain (loss) on investments	475,269

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 488,462

See Notes to the Financial Statements.

Everest America Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2005	Year Ended
	(Unaudited)	October 31, 2004
OPERATIONS:
Net investment income	$ 13,193	$ 12,756
Net realized gain (loss) on investment transactions	242,442	381,513
Change in unrealized appreciation (depreciation) on investments	232,827	303,455
Net increase (decrease) in net assets resulting from operations	488,462	697,723

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,641)	(7,189)
Net realized gains	-	-
Total distributions	(19,641)	(7,189)

CAPITAL SHARE TRANSACTIONS:
Shares sold	2,021,285	2,895,907
Reinvestment of dividends	19,641	7,189
Shares redeemed	(166,520)	(469,534)
Net increase (decrease) in net assets resulting from capital share transactions	1,874,406	2,433,562

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,343,228	3,124,096

NET ASSETS:
Beginning of period	6,485,714	3,361,618
End of period (including current year and prior period undistributed net
investment income of $4,000 and $10,448 respectively)	$ 8,828,942	$ 6,485,714

See Notes to the Financial Statements.

Everest America Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period

		Six Months Ended
		April 30, 2005	Year Ended	Year Ended	Year Ended[1]
		(Unaudited)	October 31, 2004	October 31, 2003	October 31, 2002
PER SHARE DATA:
	Net asset value, beginning of period	$10.76	$9.35	$8.35	$10.00
	Income (loss) from investment operations:
	Net investment income	0.02	0.03	0.03	0.02
	Net realized and unrealized gain (loss) on investments	0.82	1.40	1.04	(1.67)
	Total from investment operations	0.84	1.43	1.07	(1.65)
	Less distributions:
	Dividends from net investment income	(0.03)	(0.02)	(0.07)	-
	Distributions from net realized gains	-	-	-	-
	Total distributions	(0.03)	(0.02)	(0.07)	-
	Net asset value, end of period	$11.57	$10.76	$9.35	$8.35

TOTAL RETURN (2)		7.83%	15.32%	12.88%	(16.50)%

SUPPLEMENTAL DATA AND RATIOS:
	Net assets, in thousands, end of period	$8,829	$6,486	$3,362	$2,021

	Ratio of net expenses to average net assets (3) (4)	1.25%	1.25%	1.25%	1.25%

	Ratio of net investment income to average net assets (3) (4)	0.34%	0.31%	0.37%	0.25%

	Portfolio turnover rate (3)	68.84%	146.85%	7.07%	277.64%

(1)	Commencement of operations occurred on November 1, 2001
(2)	Not annualized
(3)	Computed on an annualized basis.
(4)	Without expense reimbursements of $32,743 and $58,796 for the periods ended April 30, 2005 and October 31, 2004 the ratio of expenses to
	average net assets would have been 2.09% and 2.71%, respectively, and the ratio of net investment loss to average net assets would have been
	(0.50)% and (1.15)%, respectively.

See Notes to the Financial Statements.

Everest America Fund

Notes to the Financial Statements

April 30, 2005

1.

Organization

Everest Funds (the “Trust”) is an open-end management investment company created as a Delaware business trust on August 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers a non-diversified portfolio to investors, the Everest America Fund (the “Fund”).  The accompanying financial statements and financial highlights consist of the Everest America Fund.

The investment objective of the Everest America Fund is long-term capital growth by investing primarily in common stocks selected for their growth potential.  The manager selects companies with growth potential based on various financial and fundamental criteria, such as strong balance sheets or prominent market positions.  Under normal market conditions, the Fund will invest in the securities of companies of any size.  The Fund’s investments mainly consist of common stocks, preferred stocks and convertible securities.  The Fund may also, from time to time, invest its assets to a limited extent in American Depositary Receipts (“ADRs”), securities of foreign companies, and options, such as writing covered call options and/or purchasing covered put options. The Fund normally concentrates its investments in a core group of 30 to 50 common stocks.  The Fund commenced operations on November 1, 2001.

2.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

a)

Investment Valuation – Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made.   Exchange Traded Funds (“ETFs”) listed on a U.S. securities exchange are listed at their net asset value.  Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Everest Funds Management, LLC (the “Adviser”) in accordance with policies approved by the Fund’s Board of Trustees.  Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

b)

Organization Costs – Expenses in connection with the organization of the Fund were paid by the Adviser.

c)

Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP.

d)

Federal Income and Excise Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.

e)

Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts and premiums are amortized over the life of the security in determining the cost basis of debt securities.

f)

Option Writing - When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. The Company treats premiums received from writing options that expire unexercised on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

g)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

3.

Call Options Written

As of April 30, 2005, there were no outstanding call options written by the company.  As of October 31, 2004, portfolio securities valued at $1,704,278 were held in escrow by the custodian as cover for call options written by the company.

Transactions in options written during the six-months ended April 30, 2005 were as follows:

4.

Capital Share Transactions

The Trust is authorized to issue an unlimited number of interests (or shares) with no par value.  Each share will have a pro rata interest in the assets of the Everest America Fund and will have no interest in the assets of any other Fund.

Share transactions were as follows:

5.

Investment Transactions

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the year ended April 30, 2005 were as follows:

     Purchases—at cost

         $4,073,080

     Sales proceeds

$2,487,752

There were no purchases or sales of long-term U.S. government securities by the Fund.

6.

Investment Advisory and Other Agreements

The Trust has an agreement with Everest Funds Management, LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Everest America Fund’s average daily net assets.  The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses to the extent that the Fund’s total annual Fund operating expenses for the period ended April 30, 2005 exceed 1.25% of the Everest America Fund’s average daily net assets on an annual basis. During the six month period ended April 30, 2005, the Adviser reimbursed the Everest America Fund $32,743, $11,454 of which represented a receivable at April 30, 2005, $14,324 in Management Fees were owed to the adviser at April 30, 2005 for a net of $2,870 due the Adviser.

The Fund has adopted Service and Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act.  The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund’s average daily net assets.  Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature.  The Everest America Fund incurred $9,695 pursuant to the Plans for the six months ended April 30, 2005.

Since November 1, 2002, Mutual Shareholder Services, LLC has served as transfer agent and Fund accountant.  U.S. Bank, N.A. serves as custodian for the Fund. The Everest America Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

7.

Information for Federal Income Tax Purposes

Since the Fund’s policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments	Undistributed Ordinary Income	Undistributed Long-Term Gain
$7,972,497	$1,039,273	($165,290)	$873,983	$4,000	$ -

There are currently no deferred wash sale losses; the cost amount for book purposes and tax purposes is the same.

The tax components of dividends and long-term capital gain distributions paid during the periods ended are as follows:

Year Ended	Ordinary Income Dividends	Long-Term Capital Gain Distributions
April 30, 2005	$ 19,641	$ 0
October 31, 2004	$ 7,189	$ 0
October 31, 2003	$ 15,913	$ 0

Capital Loss carry forwards, which may be used to offset future realized capital gains for Federal Income Tax purposes, were as follows at October 31, 2004:

Net Capital Loss Carryover	Capital Loss Carryover Expiration

$ 1,320,001	10/31/2010
$ 46,250	10/31/2011
$ 0	10/31/2012

The Fund has designated 100% of the distributions from net investment income during the year ended October 31, 2004 as qualified dividend income.  (This information is unaudited).

 The Fund has designated 100% of the distributions from net investment income during the year ended October 31, 2004 as qualifying for the dividends received deduction for corporations.  (This information is unaudited).

8.

Related Party Disclosure

The Trustees, Officers, and related parties in aggregate held 98.67% of net assets of the Fund at April 30, 2005.

Board Review of Advisory Agreement

The Trust has an agreement with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Everest America Fund’s average daily net assets.  The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses to the extent that the Fund’s total annual Fund operating expenses for the period ended April 30, 2005 exceed 1.25% of the Everest America Fund’s average daily net assets on an annual basis. During the six month period ended April 30, 2005, the Adviser reimbursed the Everest America Fund $32,743, $11,454 of which represented a receivable at April 30, 2005, $14,324 in Management Fees were owed to the adviser at April 30, 2005 for a net of $2,870 due the Adviser.

The investment advisory agreement continues in effect with respect to the Fund from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees or the vote of a majority of the outstanding securities of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the investment advisory agreement, cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the Board of Trustees held on December 28, 2004, called in part for the purpose of voting on the renewal of the investment advisory agreement, the investment advisory agreement was reviewed and renewed through December 31, 2005 by the unanimous vote of the trustees present at the meeting, and the unanimous vote of the “non-interested” trustees of the Trust voting separately.

In evaluating the investment advisory agreement, the Trustees reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and their personnel, operations and financial condition. The Trustees discussed with representatives of the Adviser the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund.  The Trustees also reviewed, among other things: (i) the current and historical investment performance of the Fund; (ii) the proposed fees to be charged by the Adviser for investment management services; (iii) the investment performance, fees, and expense ratios of investment companies with similar objectives and strategies managed by other investment advisors; (iv) an analysis of the profitability of the Adviser in its relationship with the Fund; (v) the experience of the investment advisory and other personnel providing services to the Fund and the historical quality of the services provided by the Adviser; and (vi) the Adviser’s Form ADV.

Legal counsel to the independent Trustees and the Fund also provided the Trustees with a memorandum detailing their responsibilities pertaining to the renewal of the investment advisory agreement. This memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisers and the terms of the contracts, including the following factors to be considered: the nature and quality of the services provided under the investment advisory agreement; the appropriateness of the fee to be paid to the adviser for the services received by the investment company (the rate of the adviser’s compensation is left to the reasonable and informed business judgment of the company's directors or trustees); and the structure of the adviser’s compensation.

The Trustees considered the following as relevant to their recommendations:

a)

The nature and quality of the advisory services to be rendered.

i)

The performance of the Fund relative to its stated objectives and the adviser’s success in reaching such goals;

ii)

the Fund’s performance compared to relevant market indices and to similar funds (similar investment objectives and also approximately the same size) and both the Fund’s long-term and short-term performance record; and

iii)

the quality of any other services provided for the Fund in addition to the giving of investment advice.

b)

The experience and qualifications of the personnel providing such services.

i)

The number, background and general qualifications of the personnel in the adviser’s investment management group;

ii)

the allocation of responsibility for the Fund and the percentage of time devoted to the Fund; and

iii)

the process by which investment decisions are made by the adviser’s personnel, the criteria for securities selection, and the controls used by the adviser to ensure that the criteria are met.

c)

The proposed fee structures, the existence of any fee waivers, and the Fund’s anticipated expense ratios in relation to those of other investment companies having comparable investment policies and limitations.

i)

The fee schedule, including any “breakpoints,” and the extent to which the fee scheduled reflects economies of scale of managing a larger fund; and

ii)

expense ratio comparisons that reflect relative costs to funds of the relationships of funds with their advisers, the extent to which a low expense ratio is attributable to non-advisory expenses, comparative information setting forth a percentage breakdown of advisory and non-advisory expenses related to net assets, and the extent to which an expense ratio resulted from reimbursing or reducing a fee to maintain a certain limitation.

d)

The fees charged by the adviser and other investment advisers to similar clients.

i)

The type and quality of services provided by, and the client-related expenses borne by, the adviser.

e)

The direct and indirect costs that may be incurred by the adviser and its affiliates in performing services for the Fund and the basis of determining and allocating these costs.

i)

The extent to which management personnel and office space for Fund operations are provided, as well as investment advice and the extent to which other clients’ advisory fees support the same personnel and office facilities.

f)

Possible economies of scale arising from the Fund’s size and/or anticipated growth.

i)

The extent to which economies of scale exist and whether such economies are appropriately reflected in the advisory fees as the Fund grows larger; and

ii)

the total of all assets managed by the adviser, as well as total number of investment companies and other clients serviced by the adviser.

g)

Other possible benefits to the adviser and its affiliates arising from its relationships with the Fund.

i)

The adviser’s expenses and profits from the Fund, as compared to the expenses and profits derived from the adviser’s other clients, i.e., is the Fund charged higher fees than other clients of the adviser for similar services;

ii)

the extent to which the adviser receives benefits (such as research and statistical services) as a result of brokerage generated by the Fund, and the extent to which the Fund shared in such benefits; and

iii)

the collateral benefits to the adviser of compensation received by the adviser and its affiliates.

h)

Possible alternative fee structures or bases for determining fees.

i)

Alternatives — flat percentage of net assets or breakpoints in the advisory fee schedule reflecting economies of scale.

The Board of Trustees, including a majority of the independent Trustees, has approved the Advisory Agreement.  In reaching this decision, the Trustees were advised by the Trust’s counsel, which is independent of the manager, and the Board requested and received extensive information, provided by the manager, that the Board believed to be reasonably necessary to conduct its review.  The Trustees took into account a number of factors, including the following:

o

Contract Terms.  The Trustees reviewed the terms of the Advisory Agreement, including the contractual fee.  The Trustees also took into account the manager’s fee waiver and reimbursement of expenses, as well as the fact that the waiver and reimbursement are non contractual and therefore can be discontinued by the manager at any time.  The Trustees noted that, because the Fund currently has the benefit of fee waivers and reimbursements, the manager currently receives a small amount of fees from the Fund.  They also noted that, as assets increase, the total annual operating expenses will fall and the fees collected by the manager will increase.

o

Quality of Services.  The Trustees reviewed the quality of services provided by the manager to the Fund to date, the manager’s advisory, administrative, and compliance capabilities, the fact that the manager has no other clients, and the resources available to the manager through its affiliates.

o

Performance.  The Trustees reviewed the performance of the Fund relative to S&P 500 Index, noting that the Fund has outperformed the Index in two out of the three years it has been in existence.  In 2004 the Fund out performed the Index by 9.50%.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 0.50% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them.  IRA accounts will be charged an $8.00 annual maintenance fee.  The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

*

Expenses are equal to the Fund’s expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by the 181/366 days (to reflect one-half year period).

Information about Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees.  Information pertaining to the Trustees and Officers of the Fund is set forth below.  The SAI includes additional information about the Fund's Trustees and Officers and is available, without charge, upon request by calling 1-866-232-EVER.

Name, Address and Age	Positions (s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	# of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
Vinod Gupta *+ 5805 S. 86th Circle Omaha, NE 68127 Age: 58	President, Treasurer and Trustee	Indefinite; Since 2000	President of Everest Funds Management, LLC, the Fund’s manager, and Everest Investment Management, LLC since May 2000; Founder of infoUSA, Inc.; Chairman of the Board of infoUSA, Inc. since 1972 and Chief Executive Officer from 1972 until September 1997 and since August 1998.	1	Chairman of the Board of Directors, infoUSA, Inc.
Harold W. Andersen 5805 S. 86th Circle Omaha, NE 68127 Age: 81	Independent Trustee	Indefinite; Since 2000	Contributing editor and newspaper executive with the Omaha World-Herald from 1946 to the present where he has served as director, president and chairman of the board of directors.	1	Board of Directors, infoUSA, Inc.
George Kubat 4404 S 76th St Omaha, NE 68127 Age: 59	Independent Trustee	Indefinite; Since 2003	President of Phillips Mfg. Company since 1992; CPA and Partner, Coopers & Lybrand Accounting Firm from 1970 to 1992.	1	Director, SITEL Corp.
Kevin M. Cawley 8303 W. Dodge Omaha, NE 68114 Age: 52	Independent Trustee	Indefinite; since 2003	Diagnostic Radiologist at the Radiologic Center, Inc. from 1984 to present; Chairman of Radiology at Methodist Hospital in Omaha, NE; Imaging Director of the Methodist Health System.	1	None
Jess A. Gupta*+ 2900 Washington St. San Francisco, CA 94115 Age: 26	N/A	Indefinite; since 2003	Associate at infoUSA, Inc. since 1997.	1	None

*Denotes a trustee who is an "interested person" as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

+Jess Gupta is the son of Vinod Gupta.

Everest Funds

Semi-Annual Report Dated:  April 30, 2005

Everest America Fund (EVAMX)

Investment Advisor

Everest Funds Management, LLC

5805 S. 86th

P.O. Box 27395

Omaha, NE  68127-0395

Transfer Agent

Mutual Shareholder Services, LLC

8869 Brecksville Road, Suite C
Brecksville, Ohio 44141

Custodian

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

Legal Counsel

Stradley Ronon Stevens & Young, LLP

1220 19th Street, NW, Suite 600

Washington, DC 20036

Board of Trustees

Independent Trustees:

Harold W. Andersen

George Kubat

Kevin M. Cawley

Interested Trustees:

Vinod Gupta

Jess A. Gupta

Independent Registered Public Accounting Firm

KPMG LLP

Suite 1501, Two Central Park Plaza

Omaha, NE 68102

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-402-593-4548; (ii) on the Fund’s website, http://www.everestfund.com/; and (iii) on the Commission’s website at http://www.sec.gov/.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov/.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  The Fund makes the information on Form N-Q available to shareholders without charge, upon request, by calling 1-402-593-4548 or on the Fund’s website, http://www.everestfund.com/.

This report, including the financial statements contained herein, is submitted for general information for the shareholders of the Fund.  This material is authorized for use only when preceded or accompanied by an effective prospectus, which contains more complete information about the Everest Funds, including investment objectives, risks, fees and expenses.  Please read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics.

Not Applicable to Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not Applicable to Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not Applicable to Semi-Annual Reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable, schedule is filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not Applicable for Semi-Annual Reports.

(a)(2)

Certification required by Item 12(a)(2) of Form N-CSR is filed herewith.

(a)(3)

Not Applicable

(b)

Certification required by Item 12(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Everest Funds

By /s/Vinod Gupta

*Vinod Gupta President and Treasurer

Date July 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vinod Gupta

*Vinod Gupta President and Treasurer

Date July 7, 2005

* Print the name and title of each signing officer under his or her signature.